PREPAID DREDGER DEPOSITS AND CAPITAL COMMITMENTS	12 Months Ended
Dec. 31, 2011
Prepaid Dredger Deposits and Capital Commitments [Abstract]
Prepaid Dredger Deposits and Capital Commitments [Text Block]
9.	PREPAID DREDGER DEPOSITS AND CAPITAL COMMITMENTS

(a)	Prepaid dredger deposits

Prepaid dredgers deposits as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Non-related party	$23,038,180	$2,272,727
Related party	-	12,491,347
	$23,038,180	$14,764,074

Prepaid dredgers at December 31, 2011 represent deposits of two new dredgers before delivery. The Group paid deposits for the acquisition of two dredgers which will be used for the expansion of dredging operations. The total expected cost of the two dredgers is approximately $31.8 million and $41.3 million respectively, both of dredgers will be delivered on or before May 31, 2012 and before December 2012 respectively (see below Note 9(b)).

(b)	Capital commitments

The Group had the following capital commitments as of December 31, 2011:

Contracted, but not provided for:-
Acquisition of dredgers, net of deposit paid	$50,048,460

On May 20, 2009, the Company's subsidiary, Fujian Service, entered into a dredger purchase contract with Yiyang Zhonghai Vellel LLC (“Yiyang”), a non-related party of the Group. According to the dredger purchase contract, the Group paid a deposit of 7.5%, or $2,383,260 (RMB15 million), of the total purchase price on June 2, 2009. The balance due on the dredger amounted to $29,393,540 (RMB185 million), payable in 4 installments:

Payment Due Date
(end of month after delivery)	Payment Amount

August 31, 2012	$8,818,062
November 30, 2012	7,348,385
February 28, 2013	7,348,385
May 31, 2013	5,878,708
$29,393,540

The dredger is expected to be delivered to the Group on or before May 31, 2012.

On May 11, 2011, the Company’s subsidiary, Fujian WangGang entered into another construction contract with Yiyang to build one 3,800 cubic meter per hour cutter suction dredger. Construction is expected to take approximately 18 months. Delivery of the dredger is expected in or before December 2012. The contract price for building the dredger is approximately $41.3 million (RMB260 million), subject to certain conditions including actual building cost incurred. According to the dredger purchase contract, the Company should pay a deposit of 50%, or $20,654,920 (RMB130 million), of the total purchase price within one month after the contract signed. As of December 31, 2011, the Company paid $20,654,920 (RMB130 million). The balance due on the dredger amounted to $20,654,920 (RMB130 million), payable in three installments:

	Percentage of
Payment Due Date	total contract sum	Payment Amount

Within 7 days after the completion of main hull of the dredger	20%	$8,261,968
Within 7 days after the dredger launched	20%	8,261,968
Before delivery of the dredger after the completion of mooring trial	10%	4,130,984
		$20,654,920